Putnam Multi-Asset Absolute Return Fund
The fund's portfolio
7/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$31,263	$32,772
5.00%, 5/20/49	100,963	104,670
4.50%, TBA, 8/1/52	5,000,000	5,095,021
4.00%, TBA, 8/1/52	3,000,000	3,031,311
3.50%, with due dates from 10/20/49 to 11/20/49	71,418	71,349
3.00%, TBA, 8/1/52	3,000,000	2,921,297

		11,256,420
U.S. Government Agency Mortgage Obligations (26.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43	252,393	255,635
3.00%, 3/1/43	205,103	201,914
Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38	607,776	650,941
5.00%, with due dates from 1/1/49 to 8/1/49	57,374	59,069
4.50%, 5/1/49	12,787	13,133
3.50%, 6/1/56	1,437,753	1,434,206
3.50%, with due dates from 6/1/42 to 7/1/43	446,397	449,096
3.00%, with due dates from 2/1/43 to 2/1/43	533,541	525,245
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	6,000,000	6,187,890
5.50%, TBA, 8/1/52	6,000,000	6,217,890
5.00%, TBA, 8/1/52	51,000,000	52,380,565
4.50%, TBA, 8/1/52	44,000,000	44,763,118
4.00%, TBA, 8/1/52	8,000,000	8,040,627
3.50%, TBA, 9/1/52	9,000,000	8,883,986
3.50%, TBA, 8/1/52	9,000,000	8,909,299
3.00%, TBA, 8/1/52	3,000,000	2,888,907
2.00%, TBA, 8/1/52	12,000,000	10,803,274

		152,664,795

Total U.S. government and agency mortgage obligations (cost $160,628,016)		$163,921,215

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
6.75%, 8/15/26(i)	$3,000	$3,544
2.50%, 5/15/46(i)	470,000	409,285

Total U.S. treasury obligations (cost $412,829)		$412,829

COMMON STOCKS (13.1%)(a)
	Shares	Value
Basic materials (1.1%)
Anglo American Platinum, Ltd. (South Africa)	6,782	$519,917
Asian Paints, Ltd. (India)	37,709	1,588,650
Northam Platinum Holdings, Ltd. (South Africa)(NON)	32,645	346,839
Southern Copper Corp. (Peru)	19,670	979,566
United Tractors Tbk PT (Indonesia)	122,400	267,832
Vale SA ADR (Brazil)	132,501	1,783,463
Vedanta, Ltd. (India)	282,106	909,137

		6,395,404
Capital goods (0.1%)
Haitian International Holdings, Ltd. (China)	264,000	635,179

		635,179
Communication services (0.4%)
Advanced Info Service PCL (Thailand)	222,200	1,213,317
Hellenic Telecommunications Organization SA (Greece)	30,722	528,855
KT Corp. (South Korea)	7,992	232,212
Turkcell Iletisim Hizmetleri AS (Turkey)	584,349	552,431

		2,526,815
Consumer cyclicals (1.9%)
Astra International Tbk PT (Indonesia)	2,435,300	1,042,669
Cheil Worldwide, Inc. (South Korea)	24,074	424,118
China Yongda Automobiles Services Holdings, Ltd. (China)	717,500	620,027
Haier Smart Home Co., Ltd. Class H (China)	432,600	1,390,449
iHeartMedia, Inc. Class A(NON)	26,640	199,267
Kia Corp. (South Korea)	23,576	1,478,945
KOC Holding A/S (Turkey)	441,403	909,378
Maruti Suzuki India, Ltd. (India)	4,830	535,509
MultiChoice Group (South Africa)	52,177	373,613
Page Industries, Ltd. (India)	2,382	1,472,821
Sun TV Network, Ltd. (India)	108,248	646,487
WalMart de Mexico (Walmex) SAB de CV (Mexico)	100,037	363,677
Zhongsheng Group Holdings, Ltd. (China)	215,500	1,237,013

		10,693,973
Consumer staples (1.3%)
Ambev SA (Brazil)	66,500	191,887
Arca Continental SAB de CV (Mexico)	209,744	1,450,012
Cencosud SA (Chile)	880,893	1,203,395
China Feihe, Ltd. (China)	529,000	466,245
Coca-Cola Icecek AS (Turkey)	25,672	207,735
Grupo Bimbo SAB de CV Class A (Mexico)	66,455	235,203
Indofood Sukses Makmur Tbk PT (Indonesia)	441,100	202,466
JD.com, Inc. Class A (China)	63,851	1,901,304
Marfrig Global Foods SA (Brazil)	115,300	294,150
Want Want China Holdings, Ltd. (China)	1,437,000	1,170,152

		7,322,549
Energy (0.4%)
China Shenhua Energy Co., Ltd. (China)	463,500	1,316,473
Indo Tambangraya Megah Tbk PT (Indonesia)	348,200	930,565

		2,247,038
Financials (2.5%)
Agricultural Bank of China, Ltd. Class H (China)	3,967,000	1,310,630
Banco Bradesco SA (Preference) (Brazil)(NON)	309,760	1,043,489
Cathay Financial Holding Co., Ltd. (Taiwan)	503,000	765,744
China Construction Bank Corp. Class H (China)	497,000	317,773
China Development Financial Holding Corp. (Taiwan)	2,364,000	1,022,715
China International Capital Corp., Ltd. Class H (China)	553,200	1,020,414
China Minsheng Banking Corp., Ltd. Class H (China)	1,476,000	481,823
CTBC Financial Holding Co., Ltd. (Taiwan)	1,745,000	1,342,768
Hana Financial Group, Inc. (South Korea)	39,730	1,135,660
Hong Leong Bank Bhd (Malaysia)	286,600	1,352,528
Itausa SA (Brazil)	735,600	1,226,924
KB Financial Group, Inc. (South Korea)	34,648	1,290,202
Ping An Insurance Group Co. of China, Ltd. Class H (China)	212,000	1,252,521
Shin Kong Financial Holding Co., Ltd. (Taiwan)	560,000	160,393
Tisco Financial Group PCL (Thailand)	114,400	275,045

		13,998,629
Health care (0.5%)
Cipla, Ltd./India (India)(NON)	22,513	279,374
CSPC Pharmaceutical Group, Ltd. (China)	1,426,000	1,569,330
Sun Pharmaceutical Industries, Ltd. (India)	99,810	1,187,943

		3,036,647
Technology (4.4%)
Alibaba Group Holding, Ltd. (China)(NON)	228,624	2,583,021
Infosys, Ltd. (India)	101,292	1,984,140
Kuaishou Technology 144A (China)(NON)	102,400	1,039,068
Lenovo Group, Ltd. (China)	1,450,000	1,408,073
LG Electronics, Inc. (South Korea)	4,610	336,498
LG Innotek Co., Ltd. (South Korea)	3,758	1,052,208
Novatek Microelectronics Corp. (Taiwan)	79,000	705,243
Samsung Electro-Mechanics Co., Ltd. (South Korea)	8,811	971,170
Samsung Electronics Co., Ltd. (South Korea)	98,605	4,676,243
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	65,010	5,752,090
Tata Consultancy Services, Ltd. (India)	41,417	1,730,770
Tech Mahindra, Ltd. (India)	10,834	143,873
Tencent Holdings, Ltd. (China)	47,200	1,856,743
United Microelectronics Corp. (Taiwan)	369,000	495,034

		24,734,174
Transportation (0.3%)
COSCO SHIPPING Holdings Co., Ltd. Class H (China)	444,400	668,088
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	317,000	1,018,887
International Container Terminal Services, Inc. (Philippines)	77,950	275,549

		1,962,524
Utilities and power (0.2%)
CPFL Energia SA (Brazil)	178,800	1,134,843
Glow Energy PCL (Thailand)(NON)(F)	35,800	10
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	32,486

		1,167,339

Total common stocks (cost $73,729,561)		$74,720,271

INVESTMENT COMPANIES (9.3%)(a)
	Shares	Value
Consumer Staples Select Sector SPDR Fund	121,100	$9,020,739
Energy Select Sector SPDR Fund	103,566	8,121,646
Materials Select Sector SPDR Fund	105,000	8,203,650
Real Estate Select Sector SPDR Fund	207,735	9,210,970
Technology Select Sector SPDR Fund	64,300	9,273,346
Utility Select Sector SPDR Fund	121,500	8,984,925

Total investment companies (cost $50,586,340)		$52,815,276

MORTGAGE-BACKED SECURITIES (9.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 11.836%, 6/15/34	$41,312	$44,617
REMICs Ser. 5043, IO, 5.00%, 11/25/50	2,726,027	625,333
REMICs Ser. 5018, Class QI, IO, 5.00%, 10/25/50	2,334,389	437,225
REMICs Ser. 5128, Class IE, IO, 4.50%, 7/25/51	3,097,333	657,364
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	3,532,454	709,200
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	3,533,508	733,854
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	471,082	88,026
REMICs IFB Ser. 4727, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.201%, 11/15/47	2,025,153	313,361
REMICs IFB Ser. 3852, Class NT, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.001%, 5/15/41	590,092	556,717
REMICs Ser. 5010, Class IE, IO, 4.00%, 9/25/50	3,954,668	705,688
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	180,474	3,253
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,199,944	168,538
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	185,096	6,132
REMICs Ser. 5060, Class EI, IO, 3.50%, 1/25/51	2,179,549	423,361
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	227,743	35,372
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	1,080,922	127,220
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	5,657,080	848,562
REMICs Ser. 5160, Class IW, IO, 3.00%, 10/25/50	3,662,295	376,324
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	1,317,957	165,404
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,145,745	159,515
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	764,118	49,515
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	958,741	89,687
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	4,433,759	511,212
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28(WAC)	70,297	351
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	406,115	2,843
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	641,081	4,808
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	5,415	4,819
Strips Ser. 315, PO, zero %, 9/15/43	973,478	792,722
Federal National Mortgage Association
REMICs Trust Ser. 98-W5, Class X, IO, 44.768%, 7/25/28(WAC)	152,442	2,287
REMICs IFB Ser. 05-74, Class NK, ((-5 x ICE LIBOR USD 1 Month) + 27.50%), 16.205%, 5/25/35	32,481	39,568
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 8.382%, 5/25/40	279,183	328,610
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,960,294	365,274
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	1,752,308	310,129
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	2,584,498	465,210
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	13,118	2,345
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	3,242,462	664,705
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	466,915	49,571
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,093,782	453,513
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	3,714,884	701,184
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	2,445,931	487,682
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,821,370	318,335
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	502,798	20,859
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 2/25/47	4,937,333	611,637
REMICs IFB Ser. 19-49, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.02%), 3.761%, 9/25/49	3,220,261	513,494
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	3,896,760	608,869
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	3,931,025	700,509
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	119,628	3,438
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	425,713	21,278
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	375,507	45,925
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,032,870	105,300
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.75%), 3.491%, 10/25/47	5,114,341	551,348
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,195,416	508,020
REMICs Ser. 21-44, Class NI, IO, 3.00%, 7/25/51	2,778,566	525,104
REMICs Ser. 21-56, Class IL, IO, 3.00%, 3/25/51	4,060,710	664,825
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,127,508	141,166
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	753,061	30,707
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	221,570	1,279
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	396,180	4,166
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	2,292,883	299,585
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	3,634,566	510,993
REMICs Trust Ser. 98-W2, Class X, IO, 0.244%, 6/25/28(WAC)	466,491	6,997
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	2,967	2,645
Government National Mortgage Association
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	2,119,394	400,566
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,047,371	202,572
Ser. 14-76, IO, 5.00%, 5/20/44	1,180,430	223,749
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	938,866	138,536
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	422,410	88,368
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	4,011	283
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	288,572	58,301
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	454,579	85,888
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,469,462	303,076
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,138,998	225,043
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	3,801,705	606,110
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,007,898	361,144
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	974,885	191,896
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	139,520	7,674
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	661,965	107,866
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	315,523	54,263
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	525,945	86,323
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	370,759	68,516
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	226,326	42,011
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.174%, 8/20/50	3,051,981	514,076
IFB Ser. 18-91, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.124%, 7/20/48	1,861,910	215,575
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.024%, 9/20/43	294,163	33,287
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	170,945	17,716
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,384,041	465,365
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,228,526	187,805
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	254,376	20,041
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	440,810	53,044
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	203,135	31,547
Ser. 14-104, IO, 4.00%, 3/20/42	2,074,213	258,912
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	528,339	51,898
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	883,898	77,131
IFB Ser. 13-99, Class VS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.944%, 7/16/43	341,185	33,559
FRB Ser. 16-H16, Class DI, IO, 3.927%, 6/20/66(WAC)	3,268,480	169,455
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/50	98,585	9,164
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 8/20/49	96,301	10,508
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 6/20/49	109,426	10,594
IFB Ser. 11-17, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/41	640,429	84,970
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,753,723	416,218
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	607,403	71,005
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	393,884	26,355
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	427,997	47,897
Ser. 12-145, IO, 3.50%, 12/20/42	822,321	129,771
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	131,020	15,384
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	226,992	14,448
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	315,832	18,792
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	518,673	17,205
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	1,052,780	40,951
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,017,839	64,842
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	355,594	6,223
Ser. 21-78, Class IP, IO, 3.00%, 5/20/51	5,183,360	699,754
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	4,473,819	656,211
Ser. 17-H02, Class BI, IO, 2.393%, 1/20/67(WAC)	4,302,765	219,738
Ser. 16-H04, Class HI, IO, 2.381%, 7/20/65(WAC)	3,418,648	119,995
FRB Ser. 15-H16, Class XI, IO, 2.285%, 7/20/65(WAC)	6,606,555	356,754
Ser. 16-H11, Class HI, IO, 2.092%, 1/20/66(WAC)	3,460,130	138,597
Ser. 15-H24, Class HI, IO, 2.088%, 9/20/65(WAC)	4,983,750	105,750
Ser. 15-H15, Class JI, IO, 1.963%, 6/20/65(WAC)	7,742,958	449,092
Ser. 15-H19, Class NI, IO, 1.907%, 7/20/65(WAC)	9,661,461	482,107
Ser. 15-H25, Class EI, IO, 1.86%, 10/20/65(WAC)	6,412,147	322,531
Ser. 15-H10, Class CI, IO, 1.81%, 4/20/65(WAC)	11,627,317	626,712
Ser. 15-H26, Class EI, IO, 1.73%, 10/20/65(WAC)	6,806,320	322,620
Ser. 15-H09, Class BI, IO, 1.667%, 3/20/65(WAC)	9,697,887	408,106
Ser. 15-H25, Class AI, IO, 1.61%, 9/20/65(WAC)	9,944,211	437,545
Ser. 16-H23, Class NI, IO, 1.57%, 10/20/66(WAC)	5,150,857	225,608
Ser. 15-H20, Class CI, IO, 1.34%, 8/20/65(WAC)	10,405,882	631,637
Ser. 15-H09, Class AI, IO, 1.313%, 4/20/65(WAC)	6,849,658	228,059
Ser. 16-H03, Class AI, IO, 1.105%, 1/20/66(WAC)	6,812,380	244,788
Ser. 15-H26, Class DI, IO, 1.018%, 10/20/65(WAC)	4,122,627	186,499
Ser. 15-H25, Class BI, IO, 1.017%, 10/20/65(WAC)	8,999,320	422,068
Ser. 16-H02, Class BI, IO, 0.982%, 11/20/65(WAC)	9,410,599	543,933
Ser. 16-H04, Class KI, IO, 0.98%, 2/20/66(WAC)	6,448,702	167,860
Ser. 14-H21, Class AI, IO, 0.75%, 10/20/64(WAC)	7,722,688	322,700
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	60,265	151

		33,392,318
Commercial mortgage-backed securities (1.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	86,612	2
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.567%, 2/10/51 (In default)(NON)(WAC)	1,107,980	23,268
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	8,558	8,472
Ser. 05-PWR7, Class C, 5.222%, 2/11/41(WAC)	489,000	575,794
Ser. 05-PWR7, Class D, 5.222%, 2/11/41(WAC)	806,000	565,006
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.846%, 5/10/47(WAC)	315,000	282,831
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	725,000	264,934
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	361,680
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	1,037,000	727,828
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.788%, 2/15/47(WAC)	1,229,000	780,099
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46(WAC)	1,491,000	1,144,341
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 4.95%, 5/15/45(WAC)	766,000	496,598
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	370,000	243,585
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	1,166,000	574,255
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.35%, 8/15/46(WAC)	1,350,000	54,216
FRB Ser. 13-C11, Class F, 4.35%, 8/15/46(WAC)	1,720,000	15,876
FRB Ser. 13-C10, Class D, 4.073%, 7/15/46(WAC)	2,538,000	1,764,692
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	722,869	671,887
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.084%, 7/15/49(WAC)	795,000	418,158
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	853,000	9
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.167%, 11/15/48(WAC)	465,865	196
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.103%, 10/15/44(WAC)	381,064	350,960
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.298%, 7/15/46(WAC)	823,000	305,154
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,355,000	667,473
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	367,000	28,846
Ser. 11-C4, Class E, 4.842%, 6/15/44(WAC)	87,000	65,127
FRB Ser. 13-C15, Class D, 4.519%, 8/15/46(WAC)	673,004	399,710
FRB Ser. 12-C10, Class E, 4.403%, 12/15/45(WAC)	697,000	182,948

		10,973,945
Residential mortgage-backed securities (non-agency) (1.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 2.449%, 5/25/47	312,509	172,078
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 2.609%, 3/25/37	552,763	485,684
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 12.259%, 7/25/28	1,225,103	1,293,265
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 13.259%, 10/25/48	161,000	173,575
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 12.759%, 3/25/49	63,000	66,846
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (ICE LIBOR USD 1 Month + 8.15%), 10.409%, 7/25/49	92,000	90,599
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 5.959%, 12/25/30	82,000	81,794
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 14.509%, 9/25/28	2,213,522	2,491,314
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.959%, 4/25/28	670,550	701,530
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.809%, 4/25/28	48,765	50,701
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 7.109%, 10/25/29	265,000	279,935
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.709%, 2/25/30	451,000	458,893
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 6.259%, 5/25/25	17,003	17,361
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 5.859%, 1/25/30	346,000	347,508
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 4.514%, 1/25/42	543,000	515,532
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	27,681	26,652
GSAA Trust FRB Ser. 07-6, Class 1A1, (ICE LIBOR USD 1 Month + 0.12%), 2.499%, 5/25/47	124,025	84,663
MortgageIT Trust FRB Ser. 04-1, Class M2, (ICE LIBOR USD 1 Month + 1.01%), 3.264%, 11/25/34	114,769	106,899
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 2.689%, 5/25/46	142,979	122,247
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (ICE LIBOR USD 1 Month + 0.16%), 2.579%, 1/25/37	138,926	123,987
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 2.439%, 1/25/37	586,899	527,556

		8,218,619

Total mortgage-backed securities (cost $60,982,527)		$52,584,882

COMMODITY LINKED NOTES (8.1%)(a)(CLN)
	Principal amount	Value
BofA Finance LLC 144A sr. unsec. unsub. notes, compound SOFR less 0.05%, 3/7/23 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$10,120,000	$9,844,835
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, compound SOFR, 3/27/23 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	10,604,000	10,581,467
Citigroup Global Markets Holdings, Inc. 144A sr. notes, zero %, 11/28/22 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	4,990,000	6,389,098
Goldman Sachs International 144A notes zero %, 7/24/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	4,915,000	4,361,446
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	5,001,000	5,643,251
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, zero %, 3/7/23 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	8,090,000	9,312,852

Total commodity Linked Notes (cost $43,720,000)		$46,132,949

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A (China)	9/28/22	$0.00	1,287,600	$1,374,570
Chongqing Zhifei Biological Products Co., Ltd. 144A (China)	6/30/23	0.00	73,600	1,086,029
ENN Natural Gas Co., Ltd. 144A (China)	9/16/22	0.00	538,700	1,377,011
Guaranteed Rate, Inc.(F)	3/1/23	0.01	337	13
Inner Mongolia Yuan Xing Energy Co., Ltd. 144A (China)	6/30/23	0.00	299,900	405,531
Shaanxi Coal Industry Co., Ltd. 144A (China)	8/21/23	0.00	116,900	331,229
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. 144A (China)	1/27/23	0.00	24,800	1,064,519
Youngor Group Co., Ltd. 144A (China)	8/21/23	0.00	124,900	120,743
Zhuzhou Kibing Group Co., Ltd. 144A (China)	8/21/23	0.00	106,550	180,889

Total warrants (cost $5,994,228)				$5,940,534

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
		Principal amount	Value
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$1,310,000	$1,048,000
Cote d'lvoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Cote d'lvoire)	EUR	190,000	150,431
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$150,000	125,438
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		433,000	444,908
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		153,000	149,749
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		200,000	120,880
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		200,000	136,503
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		620,000	410,750
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana)		200,000	102,750
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		1,005,000	1,036,411
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	306,747
Romania (Government of) 144A unsec. bonds 3.625%, 3/27/32 (Romania)		420,000	346,772
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		400,000	315,000
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		260,000	141,722
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		383,000	327,937

Total foreign government and agency bonds and notes (cost $5,958,045)			$5,163,998

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,011,000	$1,008,473
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-2, Class F, (ICE LIBOR USD 1 Month + 4.75%), 7.009%, 4/25/55	200,000	189,811
FRB Ser. 20-2, Class G, (ICE LIBOR USD 1 Month + 4.75%), 7.009%, 11/25/53	124,200	122,918
FRB Ser. 20-2, Class F, (ICE LIBOR USD 1 Month + 3.25%), 5.509%, 11/25/53	78,000	77,761
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.059%, 11/25/53	164,400	164,400
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.324%, 2/25/55	163,000	163,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.913%, 8/15/22	783,000	783,000
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 3.507%, 5/29/23	492,000	492,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 3.187%, 5/25/23	492,000	492,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.009%, 8/8/22	568,000	568,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.959%, 12/8/22	182,000	182,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.879%, 11/7/22	528,000	528,000

Total asset-backed securities (cost $4,780,786)		$4,771,363

CORPORATE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)	$270,000	$220,388
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	220,000	195,826
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	60,000	61,650
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	118,000	115,640
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	1,000	48
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	75,000	58,219
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	416,000	333,216
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia) (In default)(NON)(F)	400,000	—

Total corporate bonds and notes (cost $1,534,499)		$984,987

SHORT-TERM INVESTMENTS (59.2%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.799%, 10/25/22		$2,500,000	$2,482,834
Federal Home Loan Banks discount notes commercial paper 1.553%, 8/19/22		25,000,000	24,972,813
FMS Wertmanagement commercial paper 2.449%, 9/26/22 (Germany)		2,500,000	2,490,512
Interest in $394,950,000 joint tri-party repurchase agreement dated 7/29/2022 with Citigroup Global Markets, Inc. due 8/1/2022 - maturity value of $73,814,145 for an effective yield of 2.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 6/1/2052 to 7/1/2052, valued at $402,870,343)		73,800,000	73,800,000
Interest in $273,118,000 joint tri-party repurchase agreement dated 7/29/2022 with BofA Securities, Inc. due 8/1/2022 - maturity value of $73,672,118 for an effective yield of 2.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 5.000% and due dates ranging from 5/1/2037 to 7/1/2052, valued at $278,580,361)		73,658,000	73,658,000
Interest in $335,850,000 joint tri-party repurchase agreement dated 7/29/2022 with Royal Bank of Canada due 8/1/2022 - maturity value of $73,813,961 for an effective yield of 2.270% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 4.500% and due dates ranging from 2/15/2025 to 6/20/2050, valued at $342,631,807)		73,800,000	73,800,000
Interest in $50,000,000 repurchase agreement dated 7/29/2022 with Barclays Capital, Inc. due 8/1/2022 - maturity value of $50,009,375 for an effective yield of 2.250% (collateralized by U.S. Treasuries (including strips) with coupon rate of 4.25% and due date of 11/15/2040, valued at $51,132,669)		50,000,000	50,000,000
Liberty Street Funding, LLC asset backed commercial paper 2.575%, 10/20/22 (Canada)		2,500,000	2,484,120
Lloyds Bank PLC commercial paper 2.429%, 9/19/22 (United Kingdom)		2,500,000	2,491,213
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.820%, 10/25/22 (Japan)		2,500,000	2,482,822
Matchpoint Finance PLC asset backed commercial paper 1.475%, 8/17/22 (Ireland)		2,500,000	2,496,918
NRW.Bank commercial paper 2.450%, 9/28/22 (Germany)		2,500,000	2,489,587
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	2,295,000	2,295,000
TotalEnergies Capital Canada, Ltd. commercial paper 2.375%, 8/29/22 (Canada)		$2,500,000	2,494,870
U.S. Treasury Bills 2.092%, 9/6/22(SEGSF)		600,000	598,748
U.S. Treasury Bills 2.084%, 9/1/22(SEG)(SEGSF)(SEGCCS)		10,600,000	10,580,558
U.S. Treasury Bills 1.913%, 8/25/22(SEG)(SEGSF)(SEGCCS)		5,800,000	5,792,074
U.S. Treasury Bills 1.943%, 8/23/22(SEGSF)(SEGCCS)		2,600,000	2,596,718

Total short-term investments (cost $338,022,389)			$338,006,787
TOTAL INVESTMENTS

Total investments (cost $746,349,220)			$745,455,091

FUTURES CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	16	$3,304,232	$3,306,800	Sep-22	$200,938
S&P 500 Index E-Mini (Short)	159	32,835,806	32,861,325	Sep-22	(2,783,159)
U.S. Treasury Note 2 yr (Short)	750	157,845,704	157,845,704	Sep-22	595,968
U.S. Treasury Note 10 yr (Long)	1,284	155,544,563	155,544,563	Sep-22	1,641,783

Unrealized appreciation					2,438,689

Unrealized (depreciation)					(2,783,159)

Total					$(344,470)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	$479,600	$(62,468)	$56,972
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	479,600	(62,468)	(40,147)
Citibank, N.A.
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	8,941,700	(182,411)	154,513
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	8,941,700	(182,411)	(113,472)
Goldman Sachs International
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(3,993)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(5,111)

Unrealized appreciation				211,485

Unrealized (depreciation)				(162,723)

Total				$48,762

TBA SALE COMMITMENTS OUTSTANDING at 7/31/22 (proceeds receivable $88,449,414) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 8/1/52	$7,000,000	8/11/22	$7,254,205
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	24,000,000	8/11/22	24,416,247
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	6,000,000	8/11/22	6,030,470
Uniform Mortgage-Backed Securities, 3.50%, 8/1/52	9,000,000	8/11/22	8,909,299
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	3,000,000	8/11/22	2,888,907
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	7,000,000	8/11/22	6,522,578
Uniform Mortgage-Backed Securities, 2.00%, 9/1/52	12,000,000	9/14/22	10,797,649
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	27,000,000	8/11/22	24,307,366

Total			$91,126,721

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,880,000	$278,323		$348	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	$265,103
		476,000	27,165		30	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(25,153)
		358,000	34,608		(160)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	32,771
		561,000	122,640		112	12/24/51	Secured Overnight Financing Rate — Annually	1.435% — Annually	(119,380)
		907,100	118,431		(31)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(112,980)
		359,700	34,517		(45,147)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(10,657)
		13,936,000	466,995	(E)	13,969	9/21/32	Secured Overnight Financing Rate — Annually	2.835% — Annually	480,964
		53,228,000	565,281	(E)	(109,672)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	455,609
		23,743,000	965,390	(E)	268,797	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(696,594)
		5,883,000	387,101	(E)	92,551	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(294,550)
		7,331,000	952,370	(E)	(439,296)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	513,074
		5,852,000	33,239		(22)	7/1/24	3.1765% — Annually	Secured Overnight Financing Rate — Annually	(41,591)
		2,083,000	29,891		(28)	7/7/32	2.611% — Annually	Secured Overnight Financing Rate — Annually	(31,579)
		5,203,000	88,139		(42)	7/11/27	Secured Overnight Financing Rate — Annually	2.7995% — Annually	92,140
		5,983,000	28,838		(23)	7/12/24	Secured Overnight Financing Rate — Annually	3.119% — Annually	34,318
		278,000	940		(1)	7/13/24	3.04% — Annually	Secured Overnight Financing Rate — Annually	(1,173)
		309,000	9,103		(4)	7/13/32	Secured Overnight Financing Rate — Annually	2.782% — Annually	9,315
		3,326,000	55,977		(27)	7/21/27	Secured Overnight Financing Rate — Annually	2.794% — Annually	57,224
		646,000	3,727		(2)	7/21/24	3.1575% — Annually	Secured Overnight Financing Rate — Annually	(4,077)
		234,000	6,823		(3)	7/21/32	2.7785% — Annually	Secured Overnight Financing Rate — Annually	(6,925)
		4,113,200	116,527		(55)	7/25/32	2.769% — Annually	Secured Overnight Financing Rate — Annually	(117,916)
		2,444,000	31,723		(32)	7/26/32	Secured Overnight Financing Rate — Annually	2.596% — Annually	32,229
		4,355,000	2,918		(16)	7/26/24	2.8895% — Annually	Secured Overnight Financing Rate — Annually	(4,106)
		1,808,000	17,140		(24)	7/26/32	2.5565% — Annually	Secured Overnight Financing Rate — Annually	(17,550)
		7,621,000	16,157		(29)	7/27/24	2.962% — Annually	Secured Overnight Financing Rate — Annually	(18,025)
		2,595,000	35,863		(34)	7/27/32	2.6055% — Annually	Secured Overnight Financing Rate — Annually	(36,395)
		4,349,000	870		(16)	8/1/24	2.843% — Annually	Secured Overnight Financing Rate — Annually	853
		1,351,000	3,323		(18)	8/1/32	2.478% — Annually	Secured Overnight Financing Rate — Annually	(3,341)
		4,713,000	19,110		(62)	8/2/32	Secured Overnight Financing Rate — Annually	2.496% — Annually	19,048
	AUD	6,985,000	220,107	(E)	(15,448)	9/21/32	4.07% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(235,555)
	CAD	6,630,000	268,866	(E)	(17,071)	9/21/32	3.72% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(290,434)
	CHF	5,478,000	241,369	(E)	35,046	9/21/32	Swiss Average Rate Overnight — Annually	1.64% — Annually	276,415
	EUR	1,630,000	71,802	(E)	(70,693)	9/21/32	2.14% — Annually	6 month EUR-EURIBOR — Semiannually	(142,495)
	GBP	4,157,000	158,250	(E)	(20,361)	9/21/32	Sterling Overnight Index Average — Annually	2.41% — Annually	137,889
	NOK	29,312,000	72,726	(E)	4,449	9/21/32	3.235% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(68,275)
	NZD	8,167,000	238,629	(E)	(40,435)	9/21/32	3 month NZD-BBR-FRA — Quarterly	4.15% — Semiannually	198,193
	SEK	44,110,000	186,038	(E)	(24,695)	9/21/32	2.81% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(210,733)

	Total				$(368,145)				$115,661
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$129,394,003	$136,749,845	$—	7/7/23	(Secured Overnight Financing Rate plus 0.22%) — Monthly	A basket (MLFCF15) of common stocks — Monthly*	$7,366,086
	187,759	192,368	—	6/20/23	(Secured Overnight Financing Rate plus 1.00%) — Monthly	Al Rajhi Bank — Monthly	4,609
	424,375	436,139	—	6/20/23	(Secured Overnight Financing Rate plus 1.00%) — Monthly	Etihad Etisalat Co. — Monthly	11,494
	129,523,927	137,337,427	—	7/7/23	Secured Overnight Financing Rate plus 0.05% — Monthly	Russell 1000 Total Return Index — Monthly	(7,693,460)
	1,177,263	1,259,540	—	6/20/23	(Secured Overnight Financing Rate plus 1.00%) — Monthly	Sahara International Petrochemical Co. — Monthly	81,404
	Barclays Bank PLC
	48,428,322	47,698,638	—	5/26/23	0.10% — Monthly	Buraschi Barclays Adaptive Trend Strategy - Ex-Commodities — Monthly#	(730,222)
	Citibank, N.A.
	873,812	928,021	—	7/5/24	Secured Overnight Financing Rate minus 0.35% — Monthly	Advance Auto Parts — Monthly	(53,597)
	716,915	740,702	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	AKAMI Technologies Inc — Monthly	(23,316)
	782,405	865,107	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Align Technology Inc. — Monthly	(82,221)
	1,072,909	1,621,391	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Array Technologies Inc. — Monthly	(547,686)
	247,913	255,353	—	7/5/24	Secured Overnight Financing Rate minus 4.50% — Monthly	B&G Foods Inc. — Monthly	(12,870)
	276,629	330,332	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Banc First Corp. — Monthly	(53,671)
	773,485	394,862	—	7/5/24	Secured Overnight Financing Rate — Monthly	Bausch Health Cos Inc. — Monthly	379,297
	660,427	640,705	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Beauty Health Co. — Monthly	20,099
	307,889	270,776	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Big Commerce Holdings Ser 1 — Monthly	37,148
	301,725	291,697	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Blackline Inc. — Monthly	10,062
	584,432	617,995	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Digital Turbine Inc. — Monthly	(33,130)
	555,555	610,678	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Doximity Inc Class A — Monthly	(54,734)
	61,826	82,644	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Ebix Inc. — Monthly	(20,775)
	732,442	735,681	—	7/5/24	Secured Overnight Financing Rate minus 0.35% — Monthly	Energizer Holdings Inc. — Monthly	(2,601)
	299,010	322,168	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	F5 Inc. — Monthly	(22,923)
	294,004	308,188	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	FreshPet Inc. — Monthly	(14,151)
	769,985	900,240	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Gibraltar Industries Inc. — Monthly	(129,749)
	672,363	550,011	—	7/5/24	Secured Overnight Financing Rate minus 0.35% — Monthly	Healthcare Services Group — Monthly	122,938
	1,003,174	1,072,974	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	INSULET Corp — Monthly	(69,183)
	301,680	318,435	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	iRobot Corp. — Monthly	(16,720)
	284,931	287,719	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Kornit Digital Ltd. — Monthly	(2,754)
	2,478,432	2,575,118	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	L3Harris Technologies Inc. — Monthly	(94,952)
	292,037	279,576	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Lending Club Corp. — Monthly	12,495
	734,947	722,345	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Lumen Technologies Inc. — Monthly	13,117
	678,656	892,044	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	MACOM Technology Solutions — Monthly	(212,885)
	294,881	283,602	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Mercury Systems Inc. — Monthly	11,313
	308,144	297,972	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	NCINO Inc. — Monthly	10,208
	286,425	291,388	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Newell Brands Inc. — Monthly	(4,930)
	321,029	318,356	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Palantir Technologies Inc - A — Monthly	2,710
	1,113,541	1,226,823	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Penumbra Inc. — Monthly	(112,503)
	860,750	924,963	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Premier Inc. Class A — Monthly	(63,648)
	1,730,966	1,881,269	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Ralph Lauren Corp. — Monthly	(163,102)
	387,847	443,185	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Sanmina-Sci Corp. — Monthly	(55,034)
	284,078	296,037	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Signify Health Inc. Class A — Monthly	(11,926)
	845,240	913,830	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Syneaos Health Inc. — Monthly	(67,962)
	1,676,682	2,137,697	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Tesla Inc. — Monthly	(459,628)
	604,603	664,010	—	7/5/24	Secured Overnight Financing Rate minus 0.35% — Monthly	Universal Display Corp. — Monthly	(58,959)
	723,177	726,276	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Wayfair Inc. Class A — Monthly	(2,562)
	255,424	228,985	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	WD-40 Corp. — Monthly	25,622
	617,119	663,648	—	7/5/24	Secured Overnight Financing Rate minus 0.35% — Monthly	Whirlpool Corp. — Monthly	(46,071)
	813,679	879,133	—	7/5/24	Secured Overnight Financing Rate minus 0.28% — Monthly	Yeti Holdings Inc. — Monthly	(64,920)
	118,626	119,742	—	7/5/24	Secured Overnight Financing Rate minus 0.75% — Monthly	Zynex Inc. — Monthly	(1,319)
	Credit Suisse International
	43,836,635	44,099,555	—	11/2/22	Secured Overnight Financing Rate minus 0.05% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	(219,551)
	Goldman Sachs International
	195,649,104	209,589,246	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	13,871,658
	196,838,389	209,752,338	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(12,880,970)
	254,769	239,637	—	12/15/25	Secured Overnight Financing Rate minus 2.40% — Monthly	Beyond Meat Inc. — Monthly	8,991
	300,584	378,867	—	12/15/25	Secured Overnight Financing Rate minus 0.35% — Monthly	Bloom Energy Corp. - A — Monthly	(78,313)
	70,315	72,213	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	Evraz PLC — Monthly	1,866
	9,317,377	9,217,575	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(99,802)
	30,883,560	30,801,910	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(81,650)
	10,405,033	10,506,579	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	101,546
	24,668,958	25,009,826	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	340,867
	143,067	146,046	—	12/15/25	Secured Overnight Financing Rate minus 0.18% — Monthly	Sillajen Inc. — Monthly	(3,839)
	JPMorgan Chase Bank N.A.
	28,442,145	28,881,786	—	7/21/23	(Secured Overnight Financing Rate plus 0.41%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	437,965
	UBS AG
	207,552,620	220,365,402	—	5/22/23	(Secured Overnight Financing Rate plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	12,873,143
	41,506,501	41,711,983	—	11/2/22	Secured Overnight Financing Rate minus 0.07% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	(165,030)
	207,433,386	220,278,236	—	5/22/23	Secured Overnight Financing Rate plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(12,809,146)

	Upfront premium received		—	Unrealized appreciation			35,744,638

	Upfront premium (paid)		—	Unrealized (depreciation)			(37,322,465)

		Total	$—			Total	$(1,577,827)
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
#	BEFSBAXD is a trend strategy that invests in global futures (excluding commodities) based on long and short term trends in futures prices.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	61,220	$9,948,818	7.28%
Microsoft Corp.	Technology	22,312	6,263,957	4.58%
Alphabet, Inc. Class A	Technology	50,941	5,925,456	4.33%
Amazon.com, Inc.	Consumer cyclicals	33,489	4,519,326	3.30%
Procter & Gamble Co. (The)	Consumer staples	19,413	2,696,682	1.97%
JPMorgan Chase & Co.	Financials	22,490	2,594,474	1.90%
Merck & Co., Inc.	Health care	26,117	2,333,279	1.71%
Qualcomm, Inc.	Technology	14,979	2,172,889	1.59%
NVIDIA Corp.	Technology	11,838	2,150,141	1.57%
Accenture PLC Class A	Technology	6,887	2,109,299	1.54%
Intuit, Inc.	Technology	4,414	2,013,728	1.47%
Eli Lilly and Co.	Health care	6,057	1,996,836	1.46%
Abbott Laboratories	Health care	16,566	1,803,065	1.32%
Booking Holdings, Inc.	Consumer cyclicals	929	1,798,810	1.32%
Vertex Pharmaceuticals, Inc.	Health care	6,306	1,768,179	1.29%
CVS Health Corp.	Health care	17,565	1,680,645	1.23%
Philip Morris International, Inc.	Consumer staples	16,708	1,623,211	1.19%
Synopsys, Inc.	Technology	4,396	1,615,600	1.18%
Exxon Mobil Corp.	Energy	16,558	1,604,969	1.17%
Citigroup, Inc.	Financials	30,062	1,560,197	1.14%
Coca-Cola Co. (The)	Consumer staples	24,119	1,547,697	1.13%
Cadence Design Systems, Inc.	Technology	8,084	1,504,231	1.10%
Tesla, Inc.	Consumer cyclicals	1,675	1,493,160	1.09%
Lockheed Martin Corp.	Capital goods	3,533	1,461,959	1.07%
General Dynamics Corp.	Capital goods	6,448	1,461,520	1.07%
Goldman Sachs Group, Inc. (The)	Financials	4,374	1,458,310	1.07%
Adobe, Inc.	Technology	3,510	1,439,382	1.05%
MetLife, Inc.	Financials	22,569	1,427,479	1.04%
Cisco Systems, Inc./Delaware	Technology	29,088	1,319,736	0.97%
AbbVie, Inc.	Health care	9,011	1,293,195	0.95%
Bristol-Myers Squibb Co.	Health care	17,506	1,291,559	0.94%
AutoZone, Inc.	Consumer cyclicals	570	1,218,895	0.89%
CSX Corp.	Transportation	36,641	1,184,617	0.87%
O'Reilly Automotive, Inc.	Consumer cyclicals	1,659	1,166,997	0.85%
AT&T, Inc.	Communication services	60,634	1,138,713	0.83%
Pfizer, Inc.	Health care	20,636	1,042,328	0.76%
Wells Fargo & Co.	Financials	23,415	1,027,222	0.75%
Chevron Corp.	Energy	6,198	1,015,137	0.74%
American Electric Power Co., Inc.	Utilities and power	10,028	988,409	0.72%
Meta Platforms, Inc. Class A	Technology	6,196	985,830	0.72%
Targa Resources Corp.	Energy	13,590	939,229	0.69%
Ulta Beauty, Inc.	Consumer staples	2,351	914,281	0.67%
Verizon Communications, Inc.	Communication services	19,721	910,895	0.67%
Corteva, Inc.	Basic materials	15,569	895,996	0.66%
CF Industries Holdings, Inc.	Basic materials	9,242	882,512	0.65%
Ameriprise Financial, Inc.	Financials	3,171	855,853	0.63%
Fortive Corp.	Capital goods	12,868	829,337	0.61%
Marathon Oil Corp.	Energy	33,080	820,389	0.60%
Gartner, Inc.	Consumer cyclicals	2,975	789,696	0.58%
Medtronic PLC	Health care	8,479	784,502	0.57%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
FactSet Research Systems, Inc.	Consumer cyclicals	3,677	$1,579,934	0.75%
Keysight Technologies, Inc.	Technology	9,505	1,545,497	0.74%
Weyerhaeuser Co.	Basic materials	38,876	1,411,964	0.67%
Exxon Mobil Corp.	Energy	14,359	1,391,850	0.66%
PepsiCo, Inc.	Consumer staples	7,811	1,366,570	0.65%
Diageo PLC (United Kingdom)	Consumer staples	28,568	1,349,547	0.64%
Moncler SpA (Italy)	Consumer cyclicals	27,134	1,346,546	0.64%
Eiffage SA (France)	Basic materials	14,121	1,316,909	0.63%
Hershey Co. (The)	Consumer staples	5,762	1,313,549	0.63%
Nitto Denko Corp. (Japan)	Basic materials	19,544	1,247,350	0.60%
ConocoPhillips	Energy	12,720	1,239,287	0.59%
Merck & Co., Inc.	Health care	13,724	1,226,113	0.59%
MSCI, Inc.	Technology	2,505	1,205,909	0.58%
Exor NV (Netherlands)	Financials	17,041	1,187,811	0.57%
Camden Property Trust	Financials	8,322	1,174,196	0.56%
SEI Investments Co.	Financials	21,059	1,165,831	0.56%
Agilent Technologies, Inc.	Technology	8,578	1,150,277	0.55%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	51,439	1,127,699	0.54%
Colgate-Palmolive Co.	Consumer staples	14,235	1,120,899	0.53%
Hartford Financial Services Group, Inc. (The)	Financials	16,949	1,092,681	0.52%
Airbnb, Inc. Class A	Consumer staples	9,838	1,091,876	0.52%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	43,820	1,079,377	0.51%
Avery Dennison Corp.	Basic materials	5,626	1,071,547	0.51%
Fortive Corp.	Capital goods	16,199	1,044,020	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	58,015	1,037,884	0.50%
Synopsys, Inc.	Technology	2,795	1,027,197	0.49%
Cadence Design Systems, Inc.	Technology	5,482	1,020,044	0.49%
Toppan, Inc. (Japan)	Consumer cyclicals	60,375	1,019,124	0.49%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	153,504	1,004,144	0.48%
Cummins, Inc.	Capital goods	4,433	981,038	0.47%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	49,772	972,344	0.46%
Marubeni Corp. (Japan)	Conglomerates	104,871	967,500	0.46%
Baloise Holding AG (Switzerland)	Financials	6,002	953,498	0.45%
Lockheed Martin Corp.	Capital goods	2,295	949,650	0.45%
KDDI Corp. (Japan)	Communication services	29,521	948,025	0.45%
Chevron Corp.	Energy	5,768	944,731	0.45%
Qualcomm, Inc.	Technology	6,512	944,624	0.45%
W.R. Berkley Corp.	Financials	15,056	941,426	0.45%
Accenture PLC Class A	Technology	3,027	927,178	0.44%
Edenred (France)	Consumer cyclicals	17,803	909,472	0.43%
IA Financial Corp., Inc. (Canada)	Financials	16,444	904,246	0.43%
Pentair PLC	Capital goods	18,495	904,215	0.43%
DSV A/S (Denmark)	Transportation	5,399	902,097	0.43%
3M Co.	Conglomerates	6,285	900,317	0.43%
WH Group, Ltd. (Hong Kong)	Consumer staples	1,187,640	898,685	0.43%
Bank Hapoalim MB (Israel)	Financials	97,244	888,708	0.42%
Teleperformance (France)	Technology	2,663	885,876	0.42%
GlaxoSmithKline PLC (United Kingdom)	Health care	41,972	882,386	0.42%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	53,189	869,775	0.41%
Verisk Analytics, Inc.	Consumer cyclicals	4,556	866,785	0.41%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Moody's Corp.	Consumer cyclicals	5,011	$1,554,572	0.74%
Rollins, Inc.	Consumer cyclicals	40,104	1,546,825	0.74%
Broadridge Financial Solutions, Inc.	Financials	9,167	1,471,738	0.70%
Realty Income Corp.	Financials	19,784	1,463,841	0.70%
Alexandria Real Estate Equities, Inc.	Financials	8,735	1,448,012	0.69%
Visa, Inc. Class A	Financials	6,717	1,424,661	0.68%
Cooper Cos., Inc. (The)	Health care	4,288	1,402,266	0.67%
Ingersoll Rand, Inc.	Capital goods	26,544	1,321,874	0.63%
Prudential Financial, Inc.	Financials	12,770	1,276,912	0.61%
AXA SA (France)	Financials	54,619	1,253,227	0.60%
Welltower, Inc.	Financials	14,286	1,233,422	0.59%
S&P Global, Inc.	Consumer cyclicals	3,243	1,222,266	0.58%
Allianz SE (Germany)	Financials	6,678	1,210,223	0.58%
Heineken NV (Netherlands)	Consumer staples	12,253	1,203,441	0.57%
STERIS PLC	Health care	5,289	1,193,378	0.57%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	58,121	1,167,643	0.56%
Toyota Motor Corp. (Japan)	Consumer cyclicals	72,539	1,162,470	0.55%
Air Liquide SA (France)	Basic materials	8,413	1,153,207	0.55%
VF Corp.	Consumer cyclicals	25,215	1,126,612	0.54%
Enbridge, Inc. (Canada)	Utilities and power	24,853	1,116,150	0.53%
Berkshire Hathaway, Inc. Class B	Financials	3,637	1,093,372	0.52%
REA Group, Ltd. (Australia)	Technology	12,360	1,079,977	0.51%
Atmos Energy Corp.	Utilities and power	8,644	1,049,346	0.50%
Equifax, Inc.	Consumer cyclicals	5,015	1,047,762	0.50%
SoftBank Corp. (Japan)	Communication services	90,372	1,042,649	0.50%
Molson Coors Beverage Co. Class B	Consumer staples	17,172	1,026,014	0.49%
Tower Semiconductor, Ltd. (Israel)	Technology	21,426	1,025,428	0.49%
Pioneer Natural Resources Co.	Energy	4,206	996,539	0.48%
Digital Realty Trust, Inc.	Financials	7,500	993,434	0.47%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	27,804	965,359	0.46%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	32,597	959,467	0.46%
Catalent, Inc.	Health care	8,474	958,353	0.46%
Hess Corp.	Energy	8,479	953,580	0.45%
Saputo, Inc. (Canada)	Consumer staples	38,374	947,842	0.45%
VICI Properties, Inc.	Financials	27,699	947,045	0.45%
Trend Micro, Inc. (Japan)	Technology	16,313	943,155	0.45%
Kubota Corp. (Japan)	Capital goods	56,964	937,008	0.45%
J Sainsbury PLC (United Kingdom)	Consumer staples	347,881	936,267	0.45%
T Rowe Price Group, Inc.	Financials	7,537	930,602	0.44%
Elanco Animal Health, Inc.	Health care	45,906	930,050	0.44%
TransCanada Corp. (Canada)	Energy	17,353	925,166	0.44%
Assicurazioni Generali SpA (Italy)	Financials	62,037	924,754	0.44%
Bouygues SA (France)	Conglomerates	30,383	916,076	0.44%
Naturgy Energy Group SA (Spain)	Utilities and power	30,889	903,537	0.43%
CGI Group, Inc. Class A (Canada)	Technology	10,536	903,368	0.43%
Fiserv, Inc.	Technology	8,543	902,803	0.43%
Otsuka Holdings Company, Ltd. (Japan)	Health care	25,305	902,146	0.43%
Waste Connections, Inc.	Capital goods	6,737	898,572	0.43%
Orange SA (France)	Communication services	87,861	897,714	0.43%
Ceridian HCM Holding, Inc.	Technology	16,348	895,385	0.43%

A BASKET (JPCMPTFL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Etsy, Inc.	Consumer staples	4,565	$473,481	1.64%
Cardinal Health, Inc.	Health care	7,683	457,588	1.58%
AZEK Co., Inc. (The)	Basic materials	21,069	435,704	1.51%
UMW Holdings Corp.	Financials	115,025	433,646	1.50%
Carter's, Inc.	Consumer cyclicals	5,269	429,319	1.49%
Crowdstrike Holdings, Inc. Class A	Technology	2,317	425,370	1.47%
PulteGroup, Inc.	Consumer cyclicals	9,692	422,759	1.46%
Thor Industries, Inc.	Consumer cyclicals	5,008	422,318	1.46%
Amedisys, Inc.	Health care	3,360	402,732	1.39%
Enhabit, Inc.	Health care	22,910	401,151	1.39%
Block, Inc. Class A	Consumer cyclicals	5,209	396,223	1.37%
Novavax, Inc.	Health care	7,096	386,801	1.34%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	8,506	382,778	1.33%
Clorox Co. (The)	Consumer cyclicals	2,682	380,344	1.32%
Peloton Interactive, Inc. Class A	Consumer cyclicals	38,591	366,230	1.27%
Driven Brands Holdings, Inc.	Consumer cyclicals	11,923	362,235	1.25%
Olaplex Holdings, Inc.	Consumer staples	20,506	352,705	1.22%
Tandem Diabetes Care, Inc.	Health care	5,327	352,680	1.22%
Victoria's Secret & Co.	Consumer cyclicals	9,354	345,718	1.20%
Certara, Inc.	Health care	14,989	344,594	1.19%
Hayward Holdings, Inc.	Basic materials	29,506	344,335	1.19%
Advanced Micro Devices, Inc.	Technology	3,586	338,762	1.17%
DoubleVerify Holdings, Inc.	Technology	14,652	335,972	1.16%
AT&T, Inc.	Communication services	17,874	335,665	1.16%
DexCom, Inc.	Health care	4,011	329,234	1.14%
Columbia Sportswear Co.	Consumer cyclicals	4,373	323,670	1.12%
ChargePoint Holdings, Inc.	Capital goods	20,845	314,967	1.09%
Definitive Healthcare Corp.	Health care	11,997	311,688	1.08%
Coty, Inc. Class A	Consumer staples	41,728	305,449	1.06%
Gentex Corp.	Capital goods	10,229	288,658	1.00%
Hanesbrands, Inc.	Consumer cyclicals	25,010	279,617	0.97%
Carvana Co.	Consumer cyclicals	9,442	275,226	0.95%
Leggett & Platt, Inc.	Capital goods	6,832	270,808	0.94%
BWX Technologies, Inc.	Capital goods	4,737	268,505	0.93%
Zoetis, Inc.	Health care	1,449	264,597	0.92%
Timken Co. (The)	Basic materials	3,984	260,472	0.90%
Boston Beer Co., Inc. Class A	Consumer staples	666	253,262	0.88%
Ford Motor Co.	Consumer cyclicals	17,147	251,895	0.87%
Quanta Services, Inc.	Capital goods	1,813	251,552	0.87%
Trex Co., Inc.	Basic materials	3,737	241,085	0.83%
Enphase Energy, Inc.	Energy	844	239,844	0.83%
Monolithic Power Systems, Inc.	Technology	511	237,666	0.82%
Change Healthcare, Inc.	Health care	9,709	235,628	0.82%
Flowserve Corp.	Capital goods	6,877	232,733	0.81%
arista Networks, Inc.	Technology	1,984	231,436	0.80%
TopBuild Corp.	Basic materials	1,081	228,965	0.79%
Lululemon Athletica, Inc. (Canada)	Consumer cyclicals	730	226,801	0.79%
Boston Scientific Corp.	Health care	5,439	223,257	0.77%
United Rentals, Inc.	Consumer cyclicals	672	216,963	0.75%
Dentsply Sirona, Inc.	Health care	5,816	210,317	0.73%

A BASKET (UBSPUSER) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	63,240	$17,754,039	8.06%
Apple, Inc.	Technology	77,204	12,546,439	5.69%
Amazon.com, Inc.	Consumer cyclicals	60,857	8,212,629	3.73%
Alphabet, Inc. Class C	Technology	54,927	6,406,692	2.91%
Tesla, Inc.	Consumer cyclicals	5,109	4,554,559	2.07%
Union Pacific Corp.	Transportation	17,655	4,012,902	1.82%
Danaher Corp.	Health care	12,837	3,741,462	1.70%
Northrop Grumman Corp.	Capital goods	7,453	3,569,188	1.62%
Walmart, Inc.	Consumer cyclicals	26,696	3,525,266	1.60%
Mastercard, Inc. Class A	Consumer cyclicals	9,690	3,428,392	1.56%
UnitedHealth Group, Inc.	Health care	5,979	3,242,398	1.47%
Bank of America Corp.	Financials	95,671	3,234,631	1.47%
American Tower Corp.	Communication services	11,581	3,136,357	1.42%
NVIDIA Corp.	Technology	16,270	2,955,174	1.34%
Visa, Inc. Class A	Financials	13,572	2,878,845	1.31%
O'Reilly Automotive, Inc.	Consumer cyclicals	4,022	2,830,012	1.28%
Charles Schwab Corp. (The)	Financials	40,759	2,814,442	1.28%
McKesson Corp.	Health care	7,764	2,652,166	1.20%
Merck & Co., Inc.	Health care	29,596	2,644,101	1.20%
ConocoPhillips	Energy	26,190	2,551,674	1.16%
Johnson & Johnson	Health care	14,304	2,496,312	1.13%
Regeneron Pharmaceuticals, Inc.	Health care	4,257	2,476,141	1.12%
Thermo Fisher Scientific, Inc.	Health care	4,128	2,470,306	1.12%
Exxon Mobil Corp.	Energy	25,186	2,441,293	1.11%
Johnson Controls International PLC	Capital goods	43,411	2,340,271	1.06%
AbbVie, Inc.	Health care	16,168	2,320,245	1.05%
Citigroup, Inc.	Financials	44,348	2,301,685	1.04%
Procter & Gamble Co. (The)	Consumer staples	16,319	2,266,870	1.03%
JPMorgan Chase & Co.	Financials	18,258	2,106,210	0.96%
Qualcomm, Inc.	Technology	14,311	2,075,883	0.94%
Cadence Design Systems, Inc.	Technology	10,921	2,032,181	0.92%
Anthem, Inc.	Health care	4,182	1,995,092	0.91%
Meta Platforms, Inc. Class A	Technology	12,321	1,960,198	0.89%
Adobe, Inc.	Technology	4,776	1,958,917	0.89%
Costco Wholesale Corp.	Consumer staples	3,573	1,934,174	0.88%
Goldman Sachs Group, Inc. (The)	Financials	5,729	1,909,942	0.87%
Intuit, Inc.	Technology	4,168	1,901,391	0.86%
NRG Energy, Inc.	Utilities and power	47,310	1,785,966	0.81%
Corteva, Inc.	Basic materials	29,554	1,700,828	0.77%
IQVIA Holdings, Inc.	Health care	6,990	1,679,577	0.76%
Accenture PLC Class A	Technology	5,468	1,674,537	0.76%
Nike, Inc. Class B	Consumer cyclicals	14,440	1,659,391	0.75%
Southwest Airlines Co.	Transportation	42,935	1,636,677	0.74%
Home Depot, Inc. (The)	Consumer cyclicals	5,315	1,599,492	0.73%
Valero Energy Corp.	Energy	14,123	1,564,412	0.71%
Texas Instruments, Inc.	Technology	8,554	1,530,152	0.69%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	45,469	1,434,546	0.65%
Deere & Co.	Capital goods	4,140	1,420,690	0.64%
Honeywell International, Inc.	Capital goods	7,225	1,390,518	0.63%
HCA Healthcare, Inc.	Health care	6,523	1,385,533	0.63%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B/P	$4,580	$58,205	$13,311	5/11/63	300 bp — Monthly	$(8,698)
	CMBX NA BBB-.6 Index	B/P	6,498	99,035	22,649	5/11/63	300 bp — Monthly	(16,094)
	CMBX NA BBB-.6 Index	B/P	15,001	211,102	48,279	5/11/63	300 bp — Monthly	(33,154)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	B/P	26,163	205,021	46,888	5/11/63	300 bp — Monthly	(20,606)
	CMBX NA BBB-.7 Index	BB-/P	8,583	1,527,000	293,489	1/17/47	300 bp — Monthly	(284,015)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC+/P	237,268	1,521,309	560,450	5/11/63	500 bp — Monthly	(321,703)
	CMBX NA BB.7 Index	B/P	32,151	630,000	195,111	1/17/47	500 bp — Monthly	(162,347)
	CMBX NA BBB-.6 Index	B/P	689,579	9,407,487	2,151,492	5/11/63	300 bp — Monthly	(1,456,425)
	Credit Suisse International
	CMBX NA BBB-.6 Index	B/P	2,768,133	25,592,813	5,853,076	5/11/63	300 bp — Monthly	(3,070,004)
	CMBX NA BBB-.7 Index	BB-/P	41,182	521,000	100,136	1/17/47	300 bp — Monthly	(58,650)
	CMBX NA BBB-.7 Index	BB-/P	477,712	6,463,000	1,242,189	1/17/47	300 bp — Monthly	(760,707)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	B/P	7,978	79,923	18,278	5/11/63	300 bp — Monthly	(10,254)
	CMBX NA BBB-.6 Index	B/P	12,819	140,734	32,186	5/11/63	300 bp — Monthly	(19,285)
	CMBX NA BBB-.6 Index	B/P	12,603	160,715	36,756	5/11/63	300 bp — Monthly	(24,058)
	CMBX NA BBB-.6 Index	B/P	32,134	253,669	58,014	5/11/63	300 bp — Monthly	(25,733)
	CMBX NA BBB-.6 Index	B/P	25,360	265,832	60,796	5/11/63	300 bp — Monthly	(35,281)
	CMBX NA BBB-.6 Index	B/P	43,866	441,315	100,929	5/11/63	300 bp — Monthly	(56,805)
	CMBX NA BBB-.6 Index	B/P	72,333	452,609	103,512	5/11/63	300 bp — Monthly	(30,914)
	CMBX NA BBB-.6 Index	B/P	64,069	499,520	114,240	5/11/63	300 bp — Monthly	(49,880)
	CMBX NA BBB-.6 Index	B/P	54,650	631,567	144,439	5/11/63	300 bp — Monthly	(89,422)
	CMBX NA BBB-.6 Index	B/P	43,204	756,665	173,049	5/11/63	300 bp — Monthly	(129,404)
	CMBX NA BBB-.6 Index	B/P	113,818	886,106	202,652	5/11/63	300 bp — Monthly	(88,317)
	CMBX NA BBB-.6 Index	B/P	113,818	886,106	202,652	5/11/63	300 bp — Monthly	(88,317)
	CMBX NA BBB-.6 Index	B/P	217,829	1,747,887	399,742	5/11/63	300 bp — Monthly	(180,893)
	CMBX NA BBB-.6 Index	B/P	343,179	2,704,359	618,487	5/11/63	300 bp — Monthly	(273,731)
	CMBX NA BBB-.7 Index	BB-/P	171,603	2,462,000	473,196	1/17/47	300 bp — Monthly	(300,157)
	CMBX NA BBB-.7 Index	BB-/P	587,623	7,950,000	1,527,990	1/17/47	300 bp — Monthly	(935,730)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	B/P	3,418,041	13,315,039	3,045,149	5/11/63	300 bp — Monthly	380,659
	Merrill Lynch International
	CMBX NA BB.7 Index	B/P	23,979	210,000	65,037	1/17/47	500 bp — Monthly	(40,854)

Upfront premium received			9,665,756		Unrealized appreciation			380,659

Upfront premium (paid)			—		Unrealized (depreciation)			(8,571,438)

	Total		$9,665,756				Total	$(8,190,779)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$3,715	$291,237	$31,628	5/11/63	(200 bp) — Monthly	$35,230
	CMBX NA BB.10 Index	(25,000)	228,000	71,113	11/17/59	(500 bp) — Monthly	45,892
	CMBX NA BB.10 Index	(21,916)	210,000	65,499	11/17/59	(500 bp) — Monthly	43,379
	CMBX NA BB.11 Index	(81,623)	630,000	115,164	11/18/54	(500 bp) — Monthly	32,929
	CMBX NA BB.11 Index	(18,193)	193,000	35,280	11/18/54	(500 bp) — Monthly	16,900
	CMBX NA BB.9 Index	(255,056)	2,471,000	698,058	9/17/58	(500 bp) — Monthly	440,599
	Credit Suisse International
	CMBX NA BB.10 Index	(51,729)	435,000	135,677	11/17/59	(500 bp) — Monthly	83,525
	CMBX NA BB.10 Index	(55,104)	413,000	128,815	11/17/59	(500 bp) — Monthly	73,309
	CMBX NA BB.7 Index	(29,194)	1,521,309	560,450	5/11/63	(500 bp) — Monthly	529,777
	CMBX NA BB.9 Index	(112,076)	1,118,000	315,835	9/17/58	(500 bp) — Monthly	202,672
	Goldman Sachs International
	CMBX NA BB.7 Index	(296,107)	1,622,000	502,333	1/17/47	(500 bp) — Monthly	204,649
	CMBX NA BB.7 Index	(43,113)	255,000	78,974	1/17/47	(500 bp) — Monthly	35,613
	CMBX NA BB.7 Index	(30,568)	202,000	62,559	1/17/47	(500 bp) — Monthly	31,795
	CMBX NA BB.7 Index	(19,899)	98,000	30,351	1/17/47	(500 bp) — Monthly	10,356
	CMBX NA BB.9 Index	(21,896)	184,000	51,980	9/17/58	(500 bp) — Monthly	29,905
	CMBX NA BB.9 Index	(22,144)	184,000	51,980	9/17/58	(500 bp) — Monthly	29,657
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(1,514,014)	3,092,000	957,592	1/17/47	(500 bp) — Monthly	(559,428)
	CMBX NA BBB-.7 Index	(2,665,497)	11,354,000	2,182,239	1/17/47	(300 bp) — Monthly	(489,882)
	Merrill Lynch International
	CMBX NA A.6 Index	8,647	349,754	37,983	5/11/63	(200 bp) — Monthly	46,494
	CMBX NA BB.10 Index	(23,898)	420,000	130,998	11/17/59	(500 bp) — Monthly	106,692
	CMBX NA BB.11 Index	(273,312)	553,000	101,088	11/18/54	(500 bp) — Monthly	(172,761)
	CMBX NA BB.9 Index	(29,958)	769,000	217,243	9/17/58	(500 bp) — Monthly	186,537
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(22,024)	210,000	65,499	11/17/59	(500 bp) — Monthly	43,271
	CMBX NA BB.9 Index	(44,620)	368,000	103,960	9/17/58	(500 bp) — Monthly	58,982
	CMBX NA BB.9 Index	(22,310)	184,000	51,980	9/17/58	(500 bp) — Monthly	29,491
	CMBX NA BBB-.6 Index	(705,416)	2,210,920	505,637	5/11/63	(300 bp) — Monthly	(201,069)
	CMBX NA BBB-.7 Index	(315,451)	3,096,000	595,051	1/17/47	(300 bp) — Monthly	277,794
	CMBX NA BBB-.8 Index	(136,306)	965,000	157,585	10/17/57	(300 bp) — Monthly	20,715
	CMBX NA BBB-.8 Index	(28,607)	209,000	34,130	10/17/57	(300 bp) — Monthly	5,401

Upfront premium received		12,362		Unrealized appreciation			2,621,564

Upfront premium (paid)		(6,865,031)			Unrealized (depreciation)		(1,423,140)

	Total	$(6,852,669)				Total	$1,198,424
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $570,776,603.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$11,679,600	$199,549,234	$211,228,834	$6,306	$—
	Putnam Short Term Investment Fund**	154,801,408	—	154,801,408	35,072	—

	Total Short-term investments	$166,481,008	$199,549,234	$366,030,242	$41,378	$—
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,007,034.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $13,563,688.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $818,444.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $229,121,204 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $276,711,164 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,795,260 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,563,688 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,763,029	$3,632,375	$—
Capital goods	—	635,179	—
Communication services	1,213,317	1,313,498	—
Consumer cyclicals	562,944	10,131,029	—
Consumer staples	3,374,647	3,947,902	—
Energy	—	2,247,038	—
Financials	2,545,458	11,453,171	—
Health care	—	3,036,647	—
Technology	5,752,090	18,982,084	—
Transportation	—	1,962,524	—
Utilities and power	1,134,843	32,486	10

Total common stocks	17,346,328	57,373,933	10
Asset-backed securities	—	4,771,363	—
Commodity linked notes	—	46,132,949	—
Corporate bonds and notes	—	984,987	—
Foreign government and agency bonds and notes	—	5,163,998	—
Investment companies	52,815,276	—	—
Mortgage-backed securities	—	52,584,882	—
U.S. government and agency mortgage obligations	—	163,921,215	—
U.S. treasury obligations	—	412,829	—
Warrants	—	5,940,521	13
Short-term investments	2,295,000	335,711,787	—

Totals by level	$72,456,604	$672,998,464	$23
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(344,470)	$—	$—
Forward premium swap option contracts	—	48,762	—
TBA sale commitments	—	(91,126,721)	—
Interest rate swap contracts	—	483,806	—
Total return swap contracts	—	(1,577,827)	—
Credit default contracts	—	(9,805,442)	—

Totals by level	$(344,470)	$(101,977,422)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$13,200,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$281,000,000
OTC total return swap contracts (notional)	$1,394,100,000
OTC credit default contracts (notional)	$129,500,000
Warrants (number of warrants)	3,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com